GEOGRAPHIC AND SEGMENT INFORMATION - Schedule of Segment Reporting Information (Details) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018	Dec. 31, 2018	Dec. 31, 2017
Net property, plant and equipment	$ 20,529		$ 20,553	$ 35,409
Restricted cash	3,750		3,732	3,668
Notes receivable, non-current			1,493	3,328
Operating lease right of use assets, non-current	569
Total long-term assets	24,848		25,778	42,400
Mineral property expenses	634	$ 782	3,538	4,584
General and administrative	1,836	1,805	7,357	6,614
General and administrative	1,818
Sales and marketing expenses	18
Acquisition related expenses		755	600	1,003
Accretion of asset retirement costs	126	134	993	1,039
Depreciation and amortization	23	34	116	142
Total operating expenses	2,619	3,510	36,049	24,818
Loss from operations	2,619	3,510
Other income	(555)	91	365	$ 5,530
Loss before taxes	(3,174)	(3,419)
Corporate
Net property, plant and equipment	150		162
Operating lease right of use assets, non-current	543
Total long-term assets	693		162
General and administrative		1,353
General and administrative	1,279
Acquisition related expenses		755
Depreciation and amortization	1	1
Loss from operations	1,280	2,109
Other income	(555)	81
Loss before taxes	(1,835)	(2,028)
Uranium
Net property, plant and equipment	11,407		11,418
Restricted cash	3,740		3,722
Notes receivable, non-current			1,493
Operating lease right of use assets, non-current	26
Total long-term assets	15,173		16,633
Mineral property expenses	553	774
General and administrative		452
General and administrative	392
Accretion of asset retirement costs	126	134
Depreciation and amortization	22	33
Loss from operations	1,093	1,393
Other income		10
Loss before taxes	(1,093)	(1,383)
LithiumMember10Q
Mineral property expenses	1	8
Loss from operations	1	8
Loss before taxes	(1)	$ (8)
Graphite
Net property, plant and equipment	8,972		8,973
Restricted cash	10		10
Total long-term assets	8,982		$ 8,983
Mineral property expenses	80
General and administrative	147
Sales and marketing expenses	18
Loss from operations	245
Loss before taxes	$ (245)